Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax benefits (costs) from share-based compensation	$ 66,000,000	$ 76,000,000	$ 55,000,000
Tax credits included in provision for income taxes	3,000,000	3,000,000	4,000,000
Tax provision (benefit) applicable to other comprehensive income	2,000,000	5,000,000	(14,000,000)
Cumulative unremitted earnings of subsidiaries	739,000,000
Aggregate amount of taxes not incurred due to tax holidays (less than $1 million in 2012 and 2011)	1,000,000	1,000,000	1,000,000
Amount of taxes not incurred due to tax holidays, per share (less than $0.01 per diluted share 2013, 2012, 2011)	$ 0.01	$ 0.01	$ 0.01
Write-off of deferred tax assets transferred to MVW			34,000,000
Unrecognized tax benefits	34,000,000	29,000,000	39,000,000	39,000,000
Change in unrecognized tax benefits	5,000,000	(10,000,000)	0
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	12,000,000	13,000,000	24,000,000
Tax credits subject to expiration	40,000,000
Tax credits not subject to expiration	233,000,000
Net operating loss benefits	14,000,000	50,000,000
Net operating losses	1,500,000,000
Net operating losses subject to expiration	747,000,000
Net cash payments (receipts) for income tax (refunds)	77,000,000	(17,000,000)	45,000,000
Lower Limit
Income Taxes [Line Items]
Income tax holiday, period	10 years
Upper Limit
Income Taxes [Line Items]
Income tax holiday, period	30 years
International Issue Relating to Financing Activity and US Federal Tax Issue
Income Taxes [Line Items]
Change in unrecognized tax benefits, amount of unrecorded benefit	26,000,000
International Issue Relating to Financing Activity
Income Taxes [Line Items]
Change in unrecognized tax benefits, amount of unrecorded benefit	5,000,000
US Federal Tax Issue
Income Taxes [Line Items]
Change in unrecognized tax benefits, amount of unrecorded benefit	$ 21,000,000